Contract Assets and Contract Liabilities - Schedule of Contract Assets and Contract Liabilities (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Contract assets:
Revenue recognized in excess of amounts paid or payable (contract receivable) to the Company on uncompleted contracts (contract asset) excluding retainage	$ 2,461,922	$ 91,264	$ 51,731
Retainage included in contract assets due to being conditional on something other than solely passage of time	2,748,678	2,262,130		$ 2,262,130	$ 1,853,616
Less: allowance for credit loss	(121,861)	(58,332)
Contract assets, net	5,088,739	2,295,062
Contract assets, current	5,088,739	2,295,062
Contract assets, non-current
Payments received or receivable (contracts receivable) in excess of revenue recognized on uncompleted contracts (contract liability), excluding retainage	871,827
Revenue recognized that was included in contract liabilities as of April 1, 2025 and 2024